COMMON STOCK/PAID IN CAPITAL (Details 1)	12 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Bridge Financing Note Warrants [Member] | June 2016 Warrants [Member]
Number of warrants - outstanding | $	$ 12,566,667
Weighted Average Remaining Contractual Life (Yrs)	8 months 9 days
Weighted Average Exercise Price - outstanding	$ 0.03
Number of warrants - exercisable | shares	12,566,667
Weighted Average Exercise Price- exercisable	$ 0.03
Bridge Financing Note Warrants [Member] | July 2016 Warrants [Member]
Number of warrants - outstanding | $	$ 10,000,000
Weighted Average Remaining Contractual Life (Yrs)	9 months 14 days
Weighted Average Exercise Price - outstanding	$ 0.03
Number of warrants - exercisable | shares	10,000,000
Weighted Average Exercise Price- exercisable	$ 0.03
Bridge Financing Note Warrants [Member] | August 2016 Warrants [Member]
Number of warrants - outstanding | $	$ 3,333,333
Weighted Average Remaining Contractual Life (Yrs)	10 months 17 days
Weighted Average Exercise Price - outstanding	$ 0.03
Number of warrants - exercisable | shares	3,333,333
Weighted Average Exercise Price- exercisable	$ 0.03
Bridge Financing Note Warrants [Member] | November 2016 Warrants [Member]
Number of warrants - outstanding | $	$ 1,666,667
Weighted Average Remaining Contractual Life (Yrs)	1 year 1 month 16 days
Weighted Average Exercise Price - outstanding	$ 0.03
Number of warrants - exercisable | shares	1,666,667
Weighted Average Exercise Price- exercisable	$ 0.03
Bridge Financing Note Warrants [Member] | June 2017 Warrants [Member]
Number of warrants - outstanding | $	$ 3,141,667
Weighted Average Remaining Contractual Life (Yrs)	8 months 9 days
Weighted Average Exercise Price - outstanding	$ 0.03
Number of warrants - exercisable | shares	3,141,667
Weighted Average Exercise Price- exercisable	$ 0.03
Bridge Financing Note Warrants [Member] | July 2017 Warrants [Member]
Number of warrants - outstanding | $	$ 2,500,000
Weighted Average Remaining Contractual Life (Yrs)	9 months 14 days
Weighted Average Exercise Price - outstanding	$ 0.03
Number of warrants - exercisable | shares	2,500,000
Weighted Average Exercise Price- exercisable	$ 0.03
Bridge Financing Note Warrants [Member] | August 2017 Warrants [Member]
Number of warrants - outstanding | $	$ 833,333
Weighted Average Remaining Contractual Life (Yrs)	10 months 17 days
Weighted Average Exercise Price - outstanding	$ 0.03
Number of warrants - exercisable | shares	833,333
Weighted Average Exercise Price- exercisable	$ 0.03
Bridge Financing Note Warrants [Member] | August 2017 Warrants [Member]
Number of warrants - outstanding | $	$ 416,667
Weighted Average Remaining Contractual Life (Yrs)	1 year 1 month 16 days
Weighted Average Exercise Price - outstanding	$ 0.03
Number of warrants - exercisable | shares	416,667
Weighted Average Exercise Price- exercisable	$ 0.03
Bridge Financing Note Warrants [Member] | January 2018 Warrants [Member]
Number of warrants - outstanding | $	$ 2,790,000
Weighted Average Remaining Contractual Life (Yrs)	9 months 11 days
Weighted Average Exercise Price - outstanding	$ 0.10
Number of warrants - exercisable | shares	2,790,000
Weighted Average Exercise Price- exercisable	$ 0.10
Financing Note Warrants #3 [Member]
Number of warrants - outstanding | $	$ 1,100,000
Weighted Average Remaining Contractual Life (Yrs)	4 years 14 days
Weighted Average Exercise Price - outstanding	$ 0.10
Number of warrants - exercisable | shares	1,100,000
Weighted Average Exercise Price- exercisable	$ 0.10
Financing Note Warrants #4 [Member]
Number of warrants - outstanding | $	$ 1,100,000
Weighted Average Remaining Contractual Life (Yrs)	4 years 2 months 16 days
Weighted Average Exercise Price - outstanding	$ 0.10
Number of warrants - exercisable | shares	1,100,000
Weighted Average Exercise Price- exercisable	$ 0.10
Financing Note Warrants #1 [Member]
Number of warrants - outstanding | $	$ 550,000
Weighted Average Remaining Contractual Life (Yrs)	3 years 3 months
Weighted Average Exercise Price - outstanding	$ 0.10
Number of warrants - exercisable | shares	550,000
Weighted Average Exercise Price- exercisable	$ 0.10
Financing Note Warrants #2 [Member]
Number of warrants - outstanding | $	$ 1,100,000
Weighted Average Remaining Contractual Life (Yrs)	3 years 5 months 16 days
Weighted Average Exercise Price - outstanding	$ 0.10
Number of warrants - exercisable | shares	1,100,000
Weighted Average Exercise Price- exercisable	$ 0.10